Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Tables)	6 Months Ended
Jun. 30, 2022
Event Unaudited Subsequent To Date Of Independent Auditors Report
Schedule of Restatement of Financial Statements

The impact of the restatement on the Company’s financial statements is reflected in the following table:

Condensed Balance Sheet at June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Additional Paid in Capital	25,948,670	6,297,960	32,246,630
Accumulated deficit	(20,023,223)	(6,297,960)	(26,321,183)

Condensed Statement of Operations and Comprehensive Loss for the three months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
General and administrative expenses	12,688,471	6,297,960	18,986,431
Total operating expenses	12,883,133	6,297,960	19,181,093
Loss before income taxes	(12,883,133)	(6,297,960)	(19,181,093)
Net loss and comprehensive loss	(12,883,133)	(6,297,960)	(19,181,093)
Weighted average common shares outstanding – basic and diluted	159,575,995	(674,781)	158,901,214
Net loss per common share – basic and diluted	(0.08)	(0.04)	(0.12)

Condensed Statement of Operations and Comprehensive Loss for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
General and administrative expenses	13,223,011	6,297,960	19,520,971
Total operating expenses	13,609,479	6,297,960	19,907,439
Loss before income taxes	(13,609,479)	(6,297,960)	(19,907,439)
Net loss and comprehensive loss	(13,609,479)	(6,297,960)	(19,907,439)
Weighted average common shares outstanding – basic and diluted	158,571,176	(339,253)	158,231,923
Net loss per common share – basic and diluted	(0.09)	(0.04)	(0.13)

Condensed Statement of Changes in Stockholders’ Equity for the three months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Common stock issued for services	8,297,753	6,297,960	14,595,713
Net loss for the three months ended June 30, 2022	(12,883,133)	(6,297,960)	(19,181,093)

Condensed Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Common stock issued for services	8,297,753	6,297,960	14,595,713
Net loss for the six months ended June 30, 2022	(13,609,479)	(6,297,960)	(19,907,439)

Condensed Statement of Cash Flows for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Net loss	(13,609,479)	(6,297,960)	(19,907,439)
Stock-based compensation	8,280,508	6,297,960	14,578,468

Summary of Estimated Useful Life
Building and improvement - declining balance method	10 year life
Fixtures - straight-line method	3 year life